Accrued Compensation and Related Expenses	12 Months Ended
Mar. 31, 2014
Accrued Compensation and Related Expenses [Abstract]
Accrued Compensation and Related Expenses
Note 6. Accrued Compensation and Related Expenses

Accrued compensation and related expenses consist of the following:

	March 31,
	2014	2013
Accrued salary and wages	$80,328	$85,554
Accrued paid time off	155,166	92,376
Accrued board of director fees	214,553	38,000
Other accrued obligations	4,241	1,502
	$454,288	$217,432